Goodwill - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 5,392,123	$ 9,736,510
Acquisition of Uber Mom/TBD Safety, LLC	591,729	98,613
Impairment	0	(4,443,000)
Ending Balance	$ 5,983,852	$ 5,392,123